CONVERTIBLE NOTES (Tables)	3 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Schedule of derivative liability

Description	Level	March 31, 2025	December 31, 2024
Derivative liability	3	$635,489	$1,041,484
Total		$635,489	$1,041,484

Schedule of assumptions used for valuation

	March 31, 2025	December 31, 2024
Risk-free interest rate	4.23%	4.16%
Expected volatility	141.97%	114.61%
Conversion price	$8.78	$3.71
Stock price	$9.37	$5.50

Schedule of changes in fair value of derivative liability

Warrant Liabilities
Fair value as of November 1, 2024 (inception)	$501,824
Change in fair value	539,660
Fair value as of December 31, 2024	1,041,484
Change in fair value	(405,995)
Fair value as of March 31, 2025	$635,489